A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.

To Participants in AUL American Unit Trust
The longest expansion in U.S. history finally came to a close as the United States experienced negative economic growth during the first nine months of 2001. Despite the tragic events of last year, our economy has performed far better than expected during 2002. GDP advanced at a robust 5.0% (annualized) rate during the first quarter of 2002, buoyed by strong consumer spending, fiscal stimulus, and inventory rebuilding. However, second quarter GDP slowed to a 1.1% annual growth rate, much less than the consensus forecast, due in large part to a decline in consumer spending. The likelihood of an economic recovery during the second half of this year has now become more uncertain, which has caused downward pressure on the stock market. The S&P 500 (a commonly used broad equity index) experienced a return of 13.2% during the first half of 2002 and is currently trading at five-year lows. The NASDAQ Composite declined 24.8% during the first six months and has lost over 70% of its value since its peak in March 2000. Although investors are still concerned about renewed terrorism threats and recession implications, we also have to contend with a crisis of confidence. Investors have lost their confidence in the integrity of corporate management, corporate auditors, and Wall Streets objectivity in analyzing company financials. The overall equity market has provided disappointing investment returns for the past 2 12 years. A turnaround for the remainder of the year will be contingent on several factors. The economy needs to maintain a strong growth pattern, which should lead to a much-needed rebound in corporate earnings. We also need to deal with the corporate scandals that are negatively impacting the investment markets. Addressing these factors should restore investor confidence and provide a more positive outlook for the stock market. Bond funds have proven to be a safe haven so far in 2002. The average taxable bond fund earned 1.36% in the first half of the year. Compared to the double-digit negative returns reported by the average equity fund and to the very low yields currently being paid by money market funds, this return stacks up quite well. In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe, FSA
Chairman of the Board of Directors and President of OneAmerica Funds, Inc.
Indianapolis, Indiana
August 15, 2002

(This page is intentionally blank)

                            AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                           June 30, 2002 (unaudited)

                                OneAmerica Funds
                                                  Investment               Tactical Asset
                           Value    Money Market  Grade Bond Asset Director  Allocation

Assets:
Investments at value    $59,032,837 $30,113,008 $ 24,727,260 $  41,048,734 $      20,874


Net assets              $59,032,837 $30,113,008 $ 24,727,260 $  41,048,734 $      20,874


Units outstanding        16,023,700  20,590,830   11,664,967    13,955,485        17,915


Accumulation unit value $      3.68 $      1.46 $       2.12 $        2.94 $        1.17



                                  OneAmerica Funds                     Fidelity
                        Conservative  Moderate   Aggressive        VIP          VIP
                          Investor    Investor    Investor     High Income     Growth

Assets:
Investments at value    $   342,341 $   658,872 $    622,241 $  16,824,760 $ 114,897,222


Net assets              $   342,341 $   658,872 $    622,241 $  16,824,760 $ 114,897,222


Units outstanding           309,688     656,913      672,692    15,640,900    51,501,425


Accumulation unit value $      1.11 $      1.00 $       0.93 $        1.08 $        2.23


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                           June 30, 2002 (unaudited)

                                              Fidelity                      State Street
                             VIP         VIP         VIP          VIP          Equity
                          Overseas Asset ManagerEquity-Income  Contrafund     500 Index

Assets:
Investments at value    $18,023,937 $87,448,127 $ 23,801,847 $  51,632,082 $ 150,628,611


Net assets              $18,023,937 $87,448,127 $ 23,801,847 $  51,632,082 $ 150,628,611


Units outstanding        12,510,016  52,580,963   12,559,422    22,378,538    65,236,706


Accumulation unit value $      1.44 $      1.66 $       1.90 $        2.31 $        2.31


                                               American Century

                         VP Capital               Small Cap   VP Income &  VP International
                       Appreciation Equity Income   Value        Growth        Growth

Assets:
Investments at value    $ 6,635,064 $   297,339 $    434,713 $      37,411 $       9,113


Net assets              $ 6,635,064 $   297,339 $    434,713 $      37,411 $       9,113


Units outstanding         5,284,108     270,093      342,271        44,574         5,652


Accumulation unit value $      1.26 $      1.10 $       1.27 $        0.84 $        1.61


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                           June 30, 2002 (unaudited)

                             American Century                      Alger
                                                   American     American      American
                           Ultra       Select       Growth      Balanced   Leveraged AllCap

Assets:
Investments at value    $     5,216 $     5,781 $ 68,455,240 $   2,286,563 $     500,837


Net assets              $     5,216 $     5,781 $ 68,455,240 $   2,286,563 $     500,837


Units outstanding             2,665       3,183   34,059,536     2,909,133     1,166,748


Accumulation unit value $      1.96 $      1.82 $       2.01 $        0.79 $        0.43



                          Calvert   T.Rowe Price                 PBHG
                      Social Mid Cap                          Technology &    Large Cap
                          Growth    Equity Income Growth II  Communications     Value

Assets:
Investments at value    $ 8,261,711 $53,521,186 $  3,678,781 $   2,562,018 $     105,658


Net assets              $ 8,261,711 $53,521,186 $  3,678,781 $   2,562,018 $     105,658


Units outstanding         4,871,357  24,499,460    4,117,067     3,771,984       124,192


Accumulation unit value $      1.70 $      2.18 $       0.89 $        0.68 $        0.85


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                           June 30, 2002 (unaudited)

                            PBHG             Janus                      SAFECO
                          Emerging   Worldwide    Flexible                   RST Growth
                           Growth     Growth      Income(1)    RST Equity   Opportunities

Assets:
Investments at value    $        73 $43,973,147 $ 10,167,240 $   5,148,021 $  15,604,020


Net assets              $        73 $43,973,147 $ 10,167,240 $   5,148,021 $  15,604,020


Units outstanding               141  33,828,518    7,560,139     5,139,796    11,829,515


Accumulation unit value $      0.52 $      1.30 $       1.34 $        1.00 $        1.32




                                                   INVESCO
                                     Financial     Health
                          Dynamics    Services    Sciences     Technology      Energy

Assets:
Investments at value    $    20,893 $    56,081 $     21,381 $       1,861 $      25,973


Net assets              $    20,893 $    56,081 $     21,381 $       1,861 $      25,973


Units outstanding            12,822      59,295       23,160         3,131        28,852


Accumulation unit value $      1.63 $      0.95 $       0.92 $        0.59 $        0.90


(1)See footnote 1.

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                           June 30, 2002 (unaudited)

                                Vanguard
                         Short-Term
                          Federal     Explorer

Assets:
Investments at value    $    18,239 $    75,890


Net assets              $    18,239 $    75,890


Units outstanding            12,491      38,988


Accumulation unit value $      1.46 $      1.95


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
               For the six months ended June 30, 2002 (unaudited)

                                                             OneAmerica Funds
                                                              Investment                     Tactical Asset
                                  Value       Money Market    Grade Bond     Asset Director    Allocation

Investment income:
Dividend income               $             $      182,368 $               $                $
Mortality and expense charges       346,682        176,741         142,348          242,921             126

Net investment income (loss)       (346,682)         5,627        (142,348)        (242,921)           (126)

Gain (loss) on investments:
Net realized gain (loss)          1,105,912                        (13,607)         (82,680)         (1,194)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)         552,403                        495,219        1,163,878             (92)

Net gain (loss)                   1,658,315                        481,612        1,081,198          (1,286)

Increase (decrease) in
net assets from operations    $   1,311,633 $        5,627 $       339,264 $        838,277 $        (1,412)



                                            OneAmerica Funds                           Fidelity

                               Conservative    Moderate       Aggressive         VIP               VIP
                                 Investor      Investor        Investor       High Income        Growth

Investment income:
Dividend income               $             $              $               $      1,880,345 $       296,725
Mortality and expense charges         2,208          3,809           2,777          109,895         826,174

Net investment income (loss)         (2,208)        (3,809)         (2,777)       1,770,450        (529,449)

Gain (loss) on investments:
Net realized gain (loss)             (5,016)        (1,007)         (1,574)      (2,604,392)     (2,165,625)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)           1,138        (21,673)        (36,428)         (50,102)    (25,710,655)

Net gain (loss)                      (3,878)       (22,680)        (38,002)      (2,654,494)    (27,876,280)

Increase (decrease) in
net assets from operations    $      (6,086)$      (26,489)$       (40,779)$       (884,044)$   (28,405,729)


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
               For the six months ended June 30, 2002 (unaudited)

                                                         Fidelity                             State Street
                                   VIP             VIP           VIP              VIP            Equity
                                 Overseas    Asset Manager   Equity-Income    Contrafund        500 Index

Investment income:
Dividend income               $     133,462 $    3,510,257 $       401,168 $        409,162 $
Mortality and expense charges       115,219        576,576         155,420          321,316       1,024,392

Net investment income (loss)         18,243      2,933,681         245,748           87,846      (1,024,392)

Gain (loss) on investments:
Net realized gain (loss)           (465,492)      (565,404)       (217,987)          91,601        (633,755)
Realized gain distributions                                        546,035
Net change in unrealized
appreciation (depreciation)         (69,803)   (10,950,134)     (2,300,517)        (928,088)    (22,332,407)

Net gain (loss)                    (535,295)   (11,515,538)     (1,972,469)        (836,487)    (22,966,162)

Increase (decrease) in
net assets from operations    $    (517,052)$   (8,581,857)$    (1,726,721)$       (748,641)$   (23,990,554)



                                                                  American Century

                                VP Capital                     Small Cap      VP Income &   VP International
                               Appreciation  Equity Income       Value           Growth         Growth

Investment income:
Dividend income               $             $          552 $               $              9 $
Mortality and expense charges        44,625            809           1,085               67              30

Net investment income (loss)        (44,625)          (257)         (1,085)             (58)            (30)

Gain (loss) on investments:
Net realized gain (loss)         (2,295,807)           274             695               (3)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)       1,532,776        (10,599)         (9,654)          (2,898)            (50)

Net gain (loss)                    (763,031)       (10,325)         (8,959)          (2,901)            (50)

Increase (decrease) in
net assets from operations    $    (807,656)$      (10,582)$       (10,044)$         (2,959)$           (80)

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
               For the six months ended June 30, 2002 (unaudited)

                                    American Century                             Alger
                                                               American        American        American
                                  Ultra         Select          Growth         Balanced     Leveraged AllCap

Investment income:
Dividend income               $             $              $        27,309 $         36,261 $            38
Mortality and expense charges            20             30         474,742           13,389           3,022

Net investment income (loss)            (20)           (30)       (447,433)          22,872          (2,984)

Gain (loss) on investments:
Net realized gain (loss)                (13)           (18)     (1,886,665)          (9,414)        (21,536)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)            (423)          (599)    (13,501,753)        (212,776)        (92,249)

Net gain (loss)                        (436)          (617)    (15,388,418)        (222,190)       (113,785)

Increase (decrease) in
net assets from operations    $        (456)$         (647)$   (15,835,851)$       (199,318)$      (116,769)



                                 Calvert     T. Rowe Price                          PBHG
                              Social Mid Cap                                  Technology &     Large Cap
                                  Growth     Equity Income    Growth II     Communications       Value

Investment income:
Dividend income               $             $     $348,221 $               $                $
Mortality and expense charges        59,086        342,827          25,345           21,975             318

Net investment income (loss)        (59,086)         5,394         (25,345)         (21,975)           (318)

Gain (loss) on investments:
Net realized gain (loss)           (528,218)         5,864        (763,408)      (2,332,321)            (18)
Realized gain distributions                         57,692
Net change in unrealized
appreciation (depreciation)      (1,492,856)    (2,454,059)         13,919          457,042          (9,774)

Net gain (loss)                  (2,021,074)    (2,390,503)       (749,489)      (1,875,279)         (9,792)

Increase (decrease) in
net assets from operations    $  (2,080,160)$   (2,385,109)$      (774,834)$     (1,897,254)$       (10,110)

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
               For the six months ended June 30, 2002 (unaudited)

                                   PBHG                 Janus                            SAFECO
                                 Emerging      Worldwide      Flexible                        RST Growth
                                  Growth        Growth         Income         RST Equity     Opportunities

Investment income:
Dividend income               $             $      177,476 $       253,403 $                $
Mortality and expense charges                      293,841          56,547           35,652         107,184

Net investment income (loss)                      (116,365)        196,856          (35,652)       (107,184)

Gain (loss) on investments:
Net realized gain (loss)                        (4,390,398)         (5,106)         (91,590)       (638,314)
Realized gain distributions                                                                          58,400
Net change in unrealized
appreciation (depreciation)             (15)    (2,301,108)         36,664         (977,258)     (2,755,867)

Net gain (loss)                         (15)    (6,691,506)         31,558       (1,068,848)     (3,335,781)

Increase (decrease) in
net assets from operations    $        ($15)$   (6,807,871)$       228,414 $     (1,104,500)$    (3,442,965)



                                                                INVESCO
                                               Financial
                                 Dynamics       Services   Health Sciences    Technology         Energy

Investment income:
Dividend income               $             $            5 $               $                $
Mortality and expense charges            73             90              51                               12

Net investment income (loss)            (73)           (85)            (51)                             (12)

Gain (loss) on investments:
Net realized gain (loss)                 (8)            (3)             (7)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)          (4,907)        (1,604)         (1,879)            (652)            415

Net gain (loss)                      (4,915)        (1,607)         (1,886)            (652)            415

Increase (decrease) in
net assets from operations    $      (4,988)$       (1,692)$        (1,937)$           (652)$           403

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
               For the six months ended June 30, 2002 (unaudited)

                                          Vanguard
                                Short-Term
                                  Federal          Explorer

Investment income:
Dividend income               $          59 $
Mortality and expense charges            21            160

Net investment income (loss)             38           (160)

Gain (loss) on investments:
Net realized gain (loss)                  1             (1)
Realized gain distributions
Net change in unrealized
appreciation (depreciation)              90         (5,183)

Net gain (loss)                          91         (5,184)

Increase (decrease) in
net assets from operations      $       129 $       (5,344)

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            OneAmerica Funds
                                         Value                     Money Market                   Investment Grade Bond

                              Six months         Year         Six months         Year          Six months         Year
                             ended 6/30/02      ended       ended 6/30/02        ended       ended 6/30/02       ended
                              (unaudited)      12/31/01      (unaudited)        12/31/01      (unaudited)       12/31/01


Increase in net assets
from operations:
Net investment income
(loss)                      $      (346,682)$        8,321 $         5,627 $        622,659 $      (142,348)$        822,822
Net realized gain (loss)          1,105,912     (1,557,726)                                         (13,607)         434,395
Realized gain distributions                      2,403,671
Net change in unrealized
appreciation
(depreciation)                      552,403      3,423,450                                          495,219         (333,827)


Increase (decrease)
in net assets
from operations                   1,311,633      4,277,716           5,627          622,659         339,264          923,390

Contract owner transactions:
Proceeds from units sold         34,118,606     56,155,055      47,781,291      136,276,650      17,248,462       33,232,916
Cost of units redeemed          (26,515,342)   (51,305,938)    (48,618,829)    (131,235,193)    (15,378,361)     (27,400,441)

Increase (decrease)               7,603,264      4,849,117        (837,538)       5,041,457       1,870,101        5,832,475


Net increase (decrease)           8,914,896      9,126,833        (831,911)       5,664,116       2,209,365        6,755,865
Net assets, beginning
of year                          50,117,941     40,991,108      30,944,919       25,280,803      22,517,895       15,762,030

Net assets, end of year     $    59,032,837 $   50,117,941 $    30,113,008 $     30,944,919 $    24,727,260 $     22,517,895


Units sold                        9,077,229     16,631,333      32,680,531       93,921,544       8,156,681       16,166,838
Units redeemed                   (7,069,329)   (15,213,088)    (33,253,383)     (90,447,526)     (7,277,375)     (13,364,661)


Net increase (decrease)           2,007,900      1,418,245        (572,852)       3,474,018         879,306        2,802,177
Units outstanding, beginning
of year                          14,015,800     12,597,555      21,163,682       17,689,664      10,785,661        7,983,484

Units outstanding,
end of year                      16,023,700     14,015,800      20,590,830       21,163,682      11,664,967       10,785,661

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                OneAmerica Funds

                                     Asset Director             Tactical Asset Allocation          Conservative Investor


                               Six months        Year         Six months          Year         Six months          Year
                              ended 6/30/02      ended       ended 6/30/02        ended       ended 6/30/02        ended
                              (unaudited)      12/31/01      (unaudited)        12/31/01      (unaudited)       12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $     (242,921)$      496,944 $          (126)$              2 $        (2,208)$          7,245
Net realized gain (loss)            (82,680)       (16,479)         (1,194)          (1,453)         (5,016)          (1,254)
Realized gain distributions                      1,212,980                            1,771                              303
Net change in unrealized
appreciation
(depreciation)                    1,163,878      1,064,521             (92)              (6)          1,138           (4,825)

Increase (decrease)
in net assets
from operations                     838,277      2,757,966          (1,412)             314          (6,086)           1,469

Contract owner transactions:
Proceeds from units sold          8,500,933     17,153,082          12,880            7,958          76,528          149,793
Cost of units redeemed           (4,912,818)   (10,536,535)        (13,026)         (37,895)        (71,362)         (33,006)

Increase (decrease)               3,588,115      6,616,547            (146)         (29,937)          5,166          116,787


Net increase (decrease)           4,426,392      9,374,513          (1,558)         (29,623)           (920)         118,256
Net assets, beginning
of year                          36,622,342     27,247,829          22,432           52,055         343,261          225,005

Net assets, end of year      $   41,048,734 $   36,622,342 $        20,874 $         22,432 $       342,341 $        343,261


Units sold                        2,860,925      6,215,268          10,811            6,478          68,094          133,657
Units redeemed                   (1,659,321)    (3,821,420)        (10,513)         (30,528)        (63,916)         (29,492)


Net increase (decrease)           1,201,604      2,393,848             298          (24,050)          4,178          104,165
Units outstanding, beginning
of year                          12,753,881     10,360,033          17,617           41,667         305,510          201,345

Units outstanding,
end of year                      13,955,485     12,753,881          17,915           17,617         309,688          305,510


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                OneAmerica Funds                                       Fidelity
                                   Moderate Investor             Aggressive Investor                  VIP High Income


                               Six months         Year        Six months          Year         Six months         Year
                              ended 6/30/02      ended      ended 6/30/02        ended       ended 6/30/02       ended
                               (unaudited)     12/31/01      (unaudited)        12/31/01       (unaudited)      12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $       (3,809)$        8,660 $        (2,777)$          4,144 $     1,770,450 $      1,858,036
Net realized gain (loss)             (1,007)        (2,320)         (1,574)          (8,790)     (2,604,392)      (2,586,793)
Realized gain distributions                            479                              530

Net change in unrealized
appreciation
(depreciation)                      (21,673)       (20,161)        (36,428)         (14,037)        (50,102)      (1,835,584)

Increase (decrease)
in net assets
from operations                     (26,489)       (13,342)        (40,779)         (18,153)       (884,044)      (2,564,341)

Contract owner transactions:
Proceeds from units sold            176,339        226,541         358,939          137,630       3,673,940       13,784,454
Cost of units redeemed              (64,311)       (41,822)        (28,848)         (62,113)     (3,783,701)     (10,046,490)

Increase (decrease)                 112,028        184,719         330,091           75,517        (109,761)       3,737,964


Net increase (decrease)              85,539        171,377         289,312           57,364        (993,805)       1,173,623
Net assets, beginning
of year                             573,333        401,956         332,929          275,565      17,818,565       16,644,942

Net assets, end of year      $      658,872 $      573,333 $       622,241 $        332,929 $    16,824,760 $     17,818,565


Units sold                          171,433        215,541         367,015          137,119       3,222,503       10,668,648
Units redeemed                      (63,309)       (38,934)        (30,306)         (60,280)     (3,334,669)      (7,731,055)


Net increase (decrease)             108,124        176,607         336,709           76,839        (112,166)       2,937,593
Units outstanding, beginning
of year                             548,789        372,182         335,983          259,144      15,753,066       12,815,473

Units outstanding,
end of year                         656,913        548,789         672,692          335,983      15,640,900       15,753,066

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                        Fidelity
                                       VIP Growth                     VIP Overseas                 VIP Asset Manager


                               Six months        Year         Six months          Year         Six months          Year
                              ended 6/30/02     ended       ended 6/30/02        ended       ended 6/30/02        ended
                               (unaudited)     12/31/01      (unaudited)       12/31/01       (unaudited)        12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $     (529,449)$   (1,677,476)$        18,243 $        762,727 $     2,933,681 $      2,557,832
Net realized gain (loss)         (2,165,625)       413,798        (465,492)     (10,822,795)       (565,404)        (304,253)
Realized gain distributions                     10,213,019                        1,605,944                        1,394,227
Net change in unrealized
appreciation
(depreciation)                  (25,710,655)   (39,199,967)        (69,803)       3,485,832     (10,950,134)      (8,642,900)

Increase (decrease)
in net assets
from operations                 (28,405,729)   (30,250,626)       (517,052)      (4,968,292)     (8,581,857)      (4,995,094)

Contract owner transactions:
Proceeds from units sold         19,408,964     64,064,662      24,956,311       33,574,031       6,010,316       30,780,647
Cost of units redeemed          (18,035,607)   (49,705,508)    (25,066,418)     (31,636,695)     (5,681,060)     (23,125,749)

Increase (decrease)               1,373,357     14,359,154        (110,107)       1,937,336         329,256        7,654,898


Net increase (decrease)         (27,032,372)   (15,891,472)       (627,159)      (3,030,956)     (8,252,601)       2,659,804
Net assets, beginning
of year                         141,929,594    157,821,066      18,651,096       21,682,052      95,700,728       93,040,924

Net assets, end of year $       114,897,222 $  141,929,594 $    18,023,937 $     18,651,096 $    87,448,127 $     95,700,728


Units sold                        7,555,766     21,648,538      17,095,510       20,989,134       3,372,759       16,744,564
Units redeemed                   (7,111,387)   (16,759,532)    (17,104,228)     (19,823,649)     (3,219,252)     (12,570,951)


Net increase (decrease)             444,379      4,889,006          (8,718)       1,165,485         153,507        4,173,613
Units outstanding, beginning
of year                          51,057,046     46,168,040      12,518,734       11,353,249      52,427,456       48,253,843

Units outstanding,
end of year                      51,501,425     51,057,046      12,510,016       12,518,734      52,580,963       52,427,456


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                       Fidelity                                       State Street
                                    VIP Equity-Income                VIP Contrafund                  Equity 500 Index


                               Six months         Year        Six months         Year          Six months         Year
                              ended 6/30/02      ended       ended 6/30/02       ended       ended 6/30/02       ended
                               (unaudited)     12/31/01       (unaudited)      12/31/01        (unaudited)      12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $      245,748 $       92,998 $        87,846 $       (231,705)$    (1,024,392)$      1,260,132
Net realized gain (loss)           (217,987)      (189,415)         91,601          310,868        (633,755)     (16,005,222)
Realized gain distributions         546,035      1,127,961                        1,396,309
Net change in unrealized
appreciation
(depreciation)                   (2,300,517)    (2,594,978)       (928,088)      (8,867,778)    (22,332,407)      (9,843,219)

Increase (decrease)
in net assets
from operations                  (1,726,721)    (1,563,434)       (748,641)      (7,392,306)    (23,990,554)     (24,588,309)

Contract owner transactions:
Proceeds from units sold          2,926,220      7,949,733       7,352,743       10,123,024      20,596,716       62,223,377
Cost of units redeemed           (2,536,616)    (5,298,384)     (5,695,711)      (6,918,102)    (17,727,212)     (46,471,087)

Increase (decrease)                 389,604      2,651,349       1,657,032        3,204,922       2,869,504       15,752,290


Net increase (decrease)          (1,337,117)     1,087,915         908,391       (4,187,384)    (21,121,050)      (8,836,019)
Net assets, beginning
of year                          25,138,964     24,051,049      50,723,691       54,911,075     171,749,661      180,585,680

Net assets, end of year      $   23,801,847 $   25,138,964 $    51,632,082 $     50,723,691 $   150,628,611 $    171,749,661


Units sold                        1,450,034      3,814,558       3,108,384        4,258,047       8,043,393       22,378,735
Units redeemed                   (1,263,214)    (2,551,774)     (2,408,866)      (2,916,499)     (6,975,270)     (16,705,827)


Net increase (decrease)             186,820      1,262,784         699,518        1,341,548       1,068,123        5,672,908
Units outstanding, beginning
of year                          12,372,602     11,109,818      21,679,020       20,337,472      64,168,583       58,495,675

Units outstanding,
end of year                      12,559,422     12,372,602      22,378,538       21,679,020      65,236,706       64,168,583


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                     American Century
                                VP Capital Appreciation               Equity Income                   Small Cap Value


                                Six months        Year        Six months         Year          Six months         Year
                              ended 6/30/02      ended      ended 6/30/02        ended       ended 6/30/02        ended
                               (unaudited)     12/31/01       (unaudited)       12/31/01      (unaudited)       12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $      (44,625)$      (99,439)$          (257)$             23 $        (1,085)$             (9)
Net realized gain (loss)         (2,295,807)      (378,410)            274                1             695
Realized gain distributions                      2,962,118                               50                              187
Net change in unrealized
appreciation
(depreciation)                    1,532,776     (5,428,124)        (10,599)             519          (9,654)             656

Increase (decrease)
in net assets
from operations                    (807,656)    (2,943,855)        (10,582)             593         (10,044)             834

Contract owner transactions:
Proceeds from units sold          2,557,468      3,191,673         303,730           11,437         438,815           20,426
Cost of units redeemed           (2,402,309)    (3,237,897)         (7,837)              (2)        (14,842)            (476)

Increase (decrease)                 155,159        (46,224)        295,893           11,435         423,973           19,950


Net increase (decrease)            (652,497)    (2,990,079)        285,311           12,028         413,929           20,784
Net assets, beginning
of year                           7,287,561     10,277,640          12,028                           20,784

Net assets, end of year      $    6,635,064 $    7,287,561 $       297,339 $         12,028 $       434,713 $         20,784


Units sold                        1,856,537      2,006,498         268,169           10,718         337,073           17,222
Units redeemed                   (1,756,141)    (2,015,658)         (8,793)              (1)        (11,628)            (396)


Net increase (decrease)             100,396         (9,160)        259,376           10,717         325,445           16,826
Units outstanding, beginning
of year                           5,183,712      5,192,872          10,717                           16,826

Units outstanding,
end of year                       5,284,108      5,183,712         270,093           10,717         342,271           16,826

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                   American Century
                                   VP Income & Growth           VP International Growth                   Ultra


                               Six months        Year         Six months         Year          Six months         Year
                              ended 6/30/02     ended        ended 6/30/02      ended        ended 6/30/02        ended
                               (unaudited)     12/31/01       (unaudited)      12/31/01       (unaudited)       12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $          (58)$            3 $           (30)$                $           (20)$
Net realized gain (loss)                 (3)                                                            (13)
Realized gain distributions
Net change in unrealized
appreciation
(depreciation)                       (2,898)            13             (50)               3            (423)               1

Increase (decrease)
in net assets
from operations                      (2,959)            16             (80)               3            (456)               1

Contract owner transactions:
Proceeds from units sold             39,130          1,290           8,992              198           8,597              254
Cost of units redeemed                  (65)            (1)                                          (3,180)

Increase (decrease)                  39,065          1,289           8,992              198           5,417              254


Net increase (decrease)              36,106          1,305           8,912              201           4,961              255
Net assets, beginning
of year                               1,305                            201                              255

Net assets, end of year      $       37,411 $        1,305 $         9,113 $            201 $         5,216 $            255

Units sold                           43,408          1,387           5,532              120           4,072              114
Units redeemed                         (219)           (2)                                           (1,521)


Net increase (decrease)              43,189          1,385           5,532              120           2,551              114
Units outstanding, beginning
of year                               1,385                            120                              114

Units outstanding,
end of year                          44,574          1,385           5,652              120           2,665              114

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                American
                                 Century                                  Alger
                                 Select*          American Growth                  American Balanced


                               Six months      Six months        Year          Six months         Year
                              ended 6/30/02  ended 6/30/02      ended        ended 6/30/02       ended
                               (unaudited)    (unaudited)      12/31/01       (unaudited)       12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $          (30)$     (447,433)$      (841,512)$         22,872 $           565
Net realized gain (loss)                (18)    (1,886,665)     (3,234,801)          (9,414)        (16,143)
Realized gain distributions                                     10,331,798                           19,635
Net change in unrealized
appreciation
(depreciation)                         (599)   (13,501,753)    (17,522,085)        (212,776)        (48,362)

Increase (decrease)
in net assets
from operations                        (647)   (15,835,851)    (11,266,600)        (199,318)        (44,305)

Contract owner transactions:
Proceeds from units sold             12,018      9,272,804      33,268,470          570,244       1,917,647
Cost of units redeemed               (5,590)    (7,490,022)    (26,782,823)         (90,768)       (226,546)

Increase (decrease)                   6,428      1,782,782       6,485,647          479,476       1,691,101


Net increase (decrease)               5,781    (14,053,069)     (4,780,953)         280,158       1,646,796
Net assets, beginning
of year                                         82,508,309      87,289,262        2,006,405         359,609

Net assets, end of year      $        5,781 $   68,455,240 $    82,508,309 $      2,286,563 $     2,006,405


Units sold                            5,997      4,028,012      12,686,821          687,532       2,191,860
Units redeemed                       (2,814)    (3,272,058)    (10,061,784)        (110,132)       (264,837)


Net increase (decrease)               3,183        755,954       2,625,037          577,400       1,927,023
Units outstanding, beginning
of year                                         33,303,582      30,678,545        2,331,733         404,710

Units outstanding,
end of year                           3,183     34,059,536      33,303,582        2,909,133       2,331,733

*No activities in 2001
The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                          Alger                        Calvert                         T.Rowe Price
                               American Leveraged AllCap         Social Mid Cap Growth                Equity Income


                               Six months         Year        Six months          Year         Six months         Year
                              ended 6/30/02      ended       ended 6/30/02       ended        ended 6/30/02      ended
                               (unaudited)     12/31/01       (unaudited)       12/31/01       (unaudited)      12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $       (2,984)$       (2,790)$       (59,086)$       (123,208)$         5,394 $        105,950
Net realized gain (loss)            (21,536)        (9,807)       (528,218)      (3,306,024)          5,864         (153,332)
Realized gain distributions                          5,547                          708,640          57,692          939,921
Net change in unrealized
appreciation
(depreciation)                      (92,249)       (11,151)     (1,492,856)       1,170,454      (2,454,059)        (790,641)

Increase (decrease)
in net assets
from operations                    (116,769)       (18,201)     (2,080,160)      (1,550,138)     (2,385,109)         101,898

Contract owner transactions:
Proceeds from units sold            167,709        486,357      13,733,719       58,541,609      10,671,445       16,234,649
Cost of units redeemed              (12,200)       (37,610)    (13,359,112)     (57,191,877)     (8,133,342)      (8,950,557)

Increase (decrease)                 155,509        448,747         374,607        1,349,732       2,538,103        7,284,092


Net increase (decrease)              38,740        430,546      (1,705,553)        (200,406)        152,994        7,385,990
Net assets, beginning
of year                             462,097         31,551       9,967,264       10,167,670      53,368,192       45,982,202

Net assets, end of year      $      500,837 $      462,097 $     8,261,711 $      9,967,264 $    53,521,186 $     53,368,192


Units sold                          335,905        877,801       6,808,225       26,456,135       4,623,777        7,167,345
Units redeemed                      (24,847)       (70,602)     (6,638,058)     (25,914,368)     (3,524,985)      (3,968,378)


Net increase (decrease)             311,058        807,199         170,167          541,767       1,098,792        3,198,967
Units outstanding, beginning
of year                             855,690         48,491       4,701,190        4,159,423      23,400,668       20,201,701

Units outstanding,
end of year                       1,166,748        855,690       4,871,357        4,701,190      24,499,460       23,400,668


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                         PBHG
                                       Growth II               Technology & Communications           Large Cap Value

                               Six months        Year         Six months          Year         Six months          Year
                              ended 6/30/02     ended       ended 6/30/02        ended       ended 6/30/02        ended
                               (unaudited)     12/31/01       (unaudited)      12/31/01       (unaudited)       12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $      (25,345)$      (63,861)$       (21,975)$        (48,056)$          (318)$              2
Net realized gain (loss)           (763,408)    (2,090,338)     (2,332,321)      (6,183,398)            (18)              (1)
Realized gain distributions                                                       1,926,671
Net change in unrealized
appreciation
(depreciation)                       13,919       (942,289)        457,042        1,324,085          (9,774)             252

Increase (decrease)
in net assets
from operations                    (774,834)    (3,096,488)     (1,897,254)      (2,980,698)        (10,110)             253

Contract owner transactions:
Proceeds from units sold            679,104      2,944,395       1,140,958        4,977,533         141,228            8,077
Cost of units redeemed             (799,673)    (2,800,098)       (576,135)      (2,881,289)        (33,789)              (1)

Increase (decrease)                (120,569)       144,297         564,823        2,096,244         107,439            8,076


Net increase (decrease)            (895,403)    (2,952,191)     (1,332,431)        (884,454)         97,329            8,329
Net assets, beginning
of year                           4,574,184      7,526,375       3,894,449        4,778,903           8,329

Net assets, end of year      $    3,678,781 $    4,574,184 $     2,562,018 $      3,894,449 $       105,658 $          8,329


Units sold                          683,213      2,185,115       1,112,961        3,046,951         151,936            8,537
Units redeemed                     (807,477)    (2,046,117)       (592,299)      (1,674,055)        (36,280)              (1)


Net increase (decrease)            (124,264)       138,998         520,662        1,372,896         115,656            8,536
Units outstanding, beginning
of year                           4,241,331      4,102,333       3,251,322        1,878,426           8,536

Units outstanding,
end of year                       4,117,067      4,241,331       3,771,984        3,251,322         124,192            8,536


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                  PBHG                                    Janus
                                Emerging
                                 Growth*          Worldwide Growth                    Flexible Income


                                Six months     Six months        Year         Six months          Year
                              ended 6/30/02  ended 6/30/02      ended        ended 6/30/02       ended
                               (unaudited)    (unaudited)      12/31/01        (unaudited)      12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $              $     (116,365)$      (374,291)$        196,856 $       347,008
Net realized gain (loss)                        (4,390,398)    (12,423,524)          (5,106)        (20,539)
Realized gain distributions
Net change in unrealized
appreciation
(depreciation)                          (15)    (2,301,108)       (722,193)          36,664         114,867

Increase (decrease)
in net assets
from operations                         (15)    (6,807,871)    (13,520,008)         228,414         441,336

Contract owner transactions:
Proceeds from units sold                 88     11,330,969      40,931,746        6,313,201       2,657,180
Cost of units redeemed                          (9,965,215)    (34,410,698)      (4,793,500)     (1,137,162)

Increase (decrease)                      88      1,365,754       6,521,048        1,519,701       1,520,018


Net increase (decrease)                  73     (5,442,117)     (6,998,960)       1,748,115       1,961,354
Net assets. beginning
of year                                         49,415,264      56,414,224        8,419,125       6,457,771

Net assets, end of year      $           73 $   43,973,147 $    49,415,264 $     10,167,240 $     8,419,125


Units sold                              141      7,879,878      24,246,680        4,750,275       2,072,715
Units redeemed                                  (6,911,353)    (20,110,609)      (3,609,421)       (890,232)


Net increase (decrease)                 141        968,525       4,136,071        1,140,854       1,182,483
Units outstanding, beginning
of year                                         32,859,993      28,723,922        6,419,285       5,236,802

Units outstanding,
end of year                             141     33,828,518      32,859,993        7,560,139       6,419,285

*No activities in 2001
The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                       SAFECO                                           INVESCO
                                       RST Equity                RST Growth Opportunities        Dynamics


                               Six months        Year         Six months         Year          Six months          Year
                              ended 6/30/02      ended       ended 6/30/02      ended        ended 6/30/02        ended
                               (unaudited)      12/31/01      (unaudited)      12/31/01       (unaudited)        12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $      (35,652)$      (26,669)$      (107,184)$       (186,742)$           (73)$
Net realized gain (loss)            (91,590)       (26,061)       (638,314)          14,139              (8)
Realized gain distributions                                         58,400          398,226
Net change in unrealized
appreciation
(depreciation)                     (977,258)      (523,655)     (2,755,867)       2,318,979          (4,907)              (3)

Increase (decrease)
in net assets
from operations                  (1,104,500)      (576,385)     (3,442,965)       2,544,602          (4,988)              (3)

Contract owner transactions:
Proceeds from units sold            798,540      1,828,870       8,791,863        5,552,902          25,578              319
Cost of units redeemed             (485,323)    (1,647,602)     (8,123,360)      (2,556,089)            (13)

Increase (decrease)                 313,217        181,268         668,503        2,996,813          25,565              319


Net increase (decrease)            (791,283)      (395,117)     (2,774,462)       5,541,415          20,577              316
Net assets, beginning
of year                           5,939,304      6,334,421      18,378,482       12,837,067             316

Net assets, end of year      $    5,148,021 $    5,939,304 $    15,604,020 $     18,378,482 $        20,893 $            316


Units sold                          697,430      1,466,480       5,793,119        3,845,265          12,684              145
Units redeemed                     (432,292)    (1,244,200)     (5,373,745)      (1,811,663)             (7)


Net increase (decrease)             265,138        222,280         419,374        2,033,602          12,677              145
Units outstanding, beginning
of year                           4,874,658      4,652,378      11,410,141        9,376,539             145

Units outstanding,
end of year                       5,139,796      4,874,658      11,829,515       11,410,141          12,822              145

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                     INVESCO
                                  Financial Services              Health Sciences                    Technology


                               Six months        Year         Six months          Year         Six months         Year
                              ended 6/30/02     ended       ended 6/30/02        ended        ended 6/30/02      ended
                               (unaudited)     12/31/01       (unaudited)      12/31/01        (unaudited)      12/31/01

Increase in net assets
from operations:
Net investment income
(loss)                       $          (85)$            7 $           (51)$                $               $
Net realized gain (loss)                 (3)                            (7)
Realized gain distributions                            160
Net change in unrealized
appreciation
(depreciation)                       (1,604)           (76)         (1,879)               7            (652)               9

Increase (decrease)
in net assets
from operations                      (1,692)            91          (1,937)               7            (652)               9

Contract owner transactions:
Proceeds from units sold             54,245          3,441          22,518              833           1,684              841
Cost of units redeemed                   (3)            (1)            (40)                                              (21)

Increase (decrease)                  54,242          3,440          22,478              833           1,684              820


Net increase (decrease)              52,550          3,531          20,541              840           1,032              829
Net assets, beginning
of year                               3,531                            840                              829

Net assets, end of year      $       56,081 $        3,531 $        21,381 $            840 $         1,861 $            829


Units sold                           55,742          3,557          22,434              766           2,217              942
Units redeemed                           (3)            (1)            (40)                                              (28)


Net increase (decrease)              55,739          3,556          22,394              766           2,217              914
Units outstanding, beginning
of year                               3,556                            766                              914

Units outstanding,
end of year                          59,295          3,556          23,160              766           3,131              914


The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                 INVESCO                           Vanguard
                                 Energy*          Short-Term Federal           Explorer*


                               Six months      Six months        Year         Six months
                              ended 6/30/02  ended 6/30/02      ended        ended 6/30/02
                               (unaudited)    (unaudited)      12/31/01       (unaudited)

Increase in net assets
from operations:
Net investment income
(loss)                       $          (12)$           38 $               $           (160)
Net realized gain (loss)                                 1                               (1)
Realized gain distributions
Net change in unrealized
appreciation
(depreciation)                          415             90               1           (5,183)

Increase (decrease)
in net assets
from operations                         403            129               1           (5,344)

Contract owner transactions:
Proceeds from units sold             25,570         17,602             507           81,406
Cost of units redeemed                                                                 (172)

Increase (decrease)                  25,570         17,602             507           81,234


Net increase (decrease)              25,973         17,731             508           75,890
Net assets. beginning
of year                                                508

Net assets, end of year      $       25,973 $       18,239 $           508 $         75,890


Units sold                           28,852         12,133             358           39,068
Units redeemed                                                                          (80)


Net increase (decrease)              28,852         12,133             358           38,988
Units outstanding, beginning
of year                                                358

Units outstanding,
end of year                          28,852         12,491             358           38,988

*No activities in 2001
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
1.      Summary of Significant Accounting Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Quantitative Equity Funds, Inc., American Century World Mutual Funds, Inc., American Century Mutual Funds, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc., PBHG Funds, Inc. (PBHG), Janus Aspen Series (Janus), SAFECO Resource Series Trust (SAFECO), State Street Equity 500 Index (State Street), INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc. (INVESCO), and The Vanguard Explorer Fund, Inc. and Vanguard Fixed Income Securities Funds (Vanguard).
Security Valuation, Transactions and Related Investment Income
The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
The stated unit value contained in this report for Janus Flexible Income sub account has been restated. The unit value was understated from 6/27/02 through 7/15/02. Any transactions affected during that period were appropriately adjusted.
Mortality and Expense Risk Charges and Related Party Transactions
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 2002 and December 31, 2001 were $6,551,837 and $11,046,941, respectively. In addition to these fees, AUL may assess account charges as described below. Additionally, OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:
          Value                  0.50% Tactical Asset Allocation 0.80%
          Money Market           0.40%   Conservative Investor   0.70%
          Investment Grade Bond  0.50%   Moderate Investor       0.70%
          Asset Director         0.50%   Aggressive Investor     0.70%
Such fees are included in the calculation of the Net Asset Value per share of the underlying funds.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each participants account which may not exceed the lesser of 0.5% of the participants account value or $7.50 per quarter. The charge is assessed every quarter on a participants account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the six months ended June 30, 2002 and December 31, 2001 were $164,390 and $282,684, respectively. On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participants account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge varies depending upon the number of years the participants account has been in existence, as follows:
                 Account Year          WithdrawalCharge

                   1 - 5                       8%
                   6 - 10                      4%
                  11 or more                   0%
The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts AUL may assess withdrawal charges ranging from 7% (or 6%)_to 1%, depending on the account year. The charges incurred during the six months ended June 30, 2002 and the year ended December 31, 2001 were $396,438 and $500,564, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets.
3.      Accumulation Unit Value
A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ending December 31, 2001 and the six months ended June 30, 2002, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and risk expenses.The Variable Account uses these unit values for processing participant transactions. Total returns are not annualized for those years operations have commenced.

                                           Expenses as a
                        Unit   Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        OneAmerica Funds:
Value
June 30, 2002   $       3.68  $     59,033    1.25%        3.0%
         2001           3.58        50,118    1.25%        9.9%
         2000           3.25        40,991    1.25%       16.1%
         1999           2.80        39,375    1.25%       (2.0%)
         1998           2.86        41,104    1.25%        6.0%
         1997           2.70         3,396    1.25%       28.0%
Money Market
June 30, 2002           1.46        30,113    1.25%        0.0%
         2001           1.46        30,945    1.25%        2.3%
         2000           1.43        25,281    1.25%        4.6%
         1999           1.37        22,116    1.25%        3.4%
         1998           1.32        10,702    1.25%        3.6%
         1997           1.27         7,350    1.25%        3.6%
Investment Grade Bond
June 30, 2002           2.12        24,727    1.25%        1.5%
         2001           2.09        22,518    1.25%        5.7%
         2000           1.97        15,762    1.25%        9.4%
         1999           1.80        13,336    1.25%       (2.3%)
         1998           1.85        12,936    1.25%        7.4%
         1997           1.72         8,491    1.25%        6.5%

The accompanying notes are an integral part of the financial statements.

                                           Expenses as a
                       Unit    Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        OneAmerica Funds: (continued)
Asset Director
June 30, 2002   $       2.94    $   41,049    1.25%        2.4%
         2001           2.87        36,622    1.25%        9.2%
         2000           2.63        27,247    1.25%       14.2%
         1999           2.30        26,300    1.25%       (1.9%)
         1998           2.35        28,257    1.25%        7.0%
         1997           2.19        23,765    1.25%       19.4%
Tactical Asset Allocation
June 30, 2002           1.17            21    1.25%       (8.3%)
         2001           1.27            22    1.25%        1.9%
         2000           1.25            52    1.25%       11.0%
         1999           1.13            44    1.25%       (4.3%)
         1998           1.18            42    1.25%        5.9%
         1997           1.11                  1.25%       13.0%
       5/1/97*          0.98
Conservative Investor
June 30, 2002           1.11           342    1.25%       (1.6%)
         2001           1.12           343    1.25%        0.5%
         2000           1.12           225    1.25%        2.2%
         1999           1.09           219    1.25%        4.5%
         1998           1.05           101    1.25%        4.7%
       5/1/98*          1.00
Moderate Investor
June 30, 2002           1.00           659    1.25%       (4.0%)
         2001           1.04           573    1.25%       (3.3%)
         2000           1.08           402    1.25%       (2.8%)
         1999           1.11           317    1.25%        6.9%
         1998           1.04           192    1.25%        4.0%
       5/1/98*          1.00
Aggressive Investor
June 30, 2002           0.93           622    1.25%       (6.7%)
         2001           0.99           333    1.25%       (6.8%)
         2000           1.06           276    1.25%       (7.0%)
         1999           1.14           189    1.25%       10.3%
         1998           1.04           144    1.25%        3.7%
       5/1/98*          1.00
        Fidelity:
VIP High Income
June 30, 2002           1.08        16,875    1.25%       (4.4%)
         2001           1.13        17,819    1.25%      (12.8%)
         2000           1.30        16,645    1.25%      (23.4%)
         1999           1.70        19,462    1.25%        6.8%
         1998           1.59        17,771    1.25%       (5.5%)
         1997           1.68        13,542    1.25%       16.2%

*Commenced operations
The accompanying notes are an integral part of the financial statements.

                                          Expenses as a
                       Unit    Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        Fidelity: (continued)
VIP Growth
June 30, 2002   $       2,23    $  114,897    1.25%      (19.7%)
         2001           2.78       141,930    1.25%      (18.7%)
         2000           3.42       157,821    1.25%      (12.1%)
         1999           3.89       150,759    1.25%       35.7%
         1998           2.86        92,950    1.25%       37.8%
         1997           2.08        55,119    1.25%       21.9%
VIP Overseas
June 30, 2002           1.44        18,024    1.25%       (3.1%)
         2001           1.49        18,651    1.25%      (22.2%)
         2000           1.91        21,682    1.25%      (20.1%)
         1999           2.39        24,557    1.25%       40.9%
         1998           1.70        17,156    1.25%       11.3%
         1997           1.52        14,204    1.25%       10.2%
VIP Asset Manager
June 30, 2002           1.66        87,448    1.25%       (8.9%)
         2001           1.83        95,701    1.25%       (5.3%)
         2000           1.93        93,041    1.25%       (5.1%)
         1999           2.03        84,435    1.25%        9.7%
         1998           1.85        68,757    1.25%       13.6%
         1997           1.63        50,292    1.25%       19.2%
VIP Equity-Income
June 30, 2002           1.90        23,802    1.25%       (6.4%)
         2001           2.03        25,139    1.25%       (6.1%)
         2000           2.16        24,051    1.25%        7.1%
         1999           2.02        21,934    1.25%        5.0%
         1998           1.93        18,381    1.25%       10.2%
         1997           1.75        12,178    1.25%       26.5%
VIP Contrafund
June 30, 2002           2.31        51,632    1.25%       (1.4%)
         2001           2.34        50,724    1.25%      (13.3%)
         2000           2.70        54,911    1.25%       (7.8%)
         1999           2.93        51,953    1.25%       22.7%
         1998           2.39        31,402    1.25%       28.4%
         1997           1.86        16,668    1.25%       22.6%
        State Street:
Equity 500 Index
June 30, 2002           2.31       150,629    1.25%      (13.8%)
         2001           2.68       171,750    1.25%      (13.3%)
         2000           3.09       180,586    1.25%      (10.4%)
         1999           3.45       139.643    1.25%       19.0%
         1998           2.90        88,620    1.25%       26.7%
         1997           2.28        42,003    1.25%       31.0%

The accompanying notes are an integral part of the financial statements.

                                           Expenses as a
                        Unit   Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        American Century:
VP Capital Appreciation
June 30, 2002   $       1.26    $    6,635    1.25%      (10,7%)
         2001           1.41         7,288    1.25%      (29.0%)
         2000           1.98        10,278    1.25%        7.7%
         1999           1.84         4,475    1.25%       62.5%
         1998           1.13         2,157    1.25%       (3.4%)
         1997           1.17         2,310    1.25%       (4.5%)
Equity Income
June 30, 2002           1.10           297    1.25%       (1.9%)
         2001           1.12            12    1.25%        6.9%
       5/1/01*          1.05
Small Cap Value
June 30, 2002           1.27           435    1.25%        2.9%
         2001           1.24            21    1.25%       13.9%
       5/1/01*          1.08
VP Income and Growth
June 30, 2002           0.84            37    1.25%      (10.8%)
         2001           0.94             1    1.25%       (8.0%)
       5/1/01*          1.02
VP International Growth
June 30, 2002           1.61             9    1.25%       (3.7%)
         2001           1.68                  1.25%      (17.1%)
       5/1/01*          2.02
Ultra
June 30, 2002           1.96             5    1.25%      (12.7%)
         2001           2.24                  1.25%       (7.6%)
       5/1/01*          2.43
Select
June 30, 2002           1.82             6    1.25%      (14.0%)
         2001           2.11                             (12.4%)
       5/1/01*          2.41
        Alger:
American Growth
June 30, 2002           2.01        68,455    1.25%      (18.9%)
         2001           2.48        82,508    1.25%      (12.9%)
         2000           2.85        87,289    1.25%      (15.8%)
         1999           3.38        83,922    1.25%       32.1%
         1998           2.56        41,675    1.25%       46.2%
         1997           1.75        19,116    1.25%       24.2%
American Balanced
June 30, 2002           0.79         2,287    1.25%       (8.7%)
         2001           0.86         2,006    1.25%       (3.2%)
         2000           0.89           359    1.25%       (8.2%)
       5/1/00*          0.97

*Commenced operations
The accompanying notes are an integral part of the financial statements.

                                          Expenses as a
                        Unit   Net Assets  % of Average   Total
                       Value     (000s)      Net Assets   Return
        Alger: (continued)
American Leveraged AllCap
June 30, 2002   $       0.43    $      501    1.25%      (20.5%)
         2001           0.54           462    1.25%      (17.0%)
         2000           0.65            32    1.25%      (25.1%)
       5/1/00*          0.87
        Calvert:
Social Mid-Cap Growth
June 30, 2002           1.70         8,262    1.25%      (20.0%)
         2001           2.12         9,967    1.25%      (13.3%)
         2000           2.44        10,168    1.25%       10.2%
         1999           2.22         5,785    1.25%        5.6%
         1998           2.10         4,798    1.25%       28.2%
         1997           1.64         1,755    1.25%       22.1%
        T. Rowe Price:
Equity Income
June 30, 2002           2.18        53,521    1.25%       (4.2%)
         2001           2.28        53,368    1.25%        0.2%
         2000           2.28        45,982    1.25%       11.7%
         1999           2.04        43,724    1.25%        2.4%
         1998           1.99        37,980    1.25%        7.7%
         1997           1.85        21,526    1.25%       27.3%
        PBHG:
Growth II
June 30, 2002           0.89         3,679    1.25%      (17.1%)
         2001           1.08         4,574    1.25%      (41.2%)
         2000           1.83         7,526    1.25%      (17.7%)
         1999           2.23         2,849    1.25%       95.7%
         1998           1.14           470    1.25%        6.8%
         1997           1.07            62    1.25%        6.6%
Technology & Communications
June 30, 2002           0.68         2,562    1.25%      (43.3%)
         2001           1.20         3,894    1.25%      (52.9%)
         2000           2.54         4,779    1.25%      (42.8%)
         1999           4.45         4,242    1.25%      230.2%
         1998           1.35           289    1.25%       30.6%
         1997           1.03           105    1.25%        3.2%
Large Cap Value
June 30, 2002           0.85           106    1.25%      (12.8%)
         2001           0.98             8    1.25%       (7.3%)
       5/1/01*          1.05
Emerging Growth
June 30, 2002           0.52                  1.25%      (36.4%)
         2001           0.81                  1.25%      (19.5%)
       5/1/01*          1.01

*Commenced operations
The accompanying notes are an integral part of the financial statements.

                                          Expenses as a
                        Unit   Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        Janus:
Worldwide Growth
June 30, 2002   $       1.30    $   43,973    1.25%      (13.6%)
         2001           1.50        49,415    1.25%      (23.4%)
         2000           1.96        56,414    1.25%      (16.7%)
         1999           2.36        41,104    1.25%       62.4%
         1998           1.45        12,133    1.25%       27.2%
         1997           1.14         2,427    1.25%       13.0%
Flexible Income
June 30, 2002           1.34        10,167    1.25%        2.5%
         2001           1.31         8,419    1.25%        6.4%
         2000           1.23         6,458    1.25%        4.9%
         1999           1.17         5,219    1.25%        0.3%
         1998           1.17         2,581    1.25%        8.0%
         1997           1.08           314    1.25%        8.8%
        SAFECO:
RST Equity
June 30, 2002           1.00         5,148    1.25%      (17.8%)
         2001           1.22         5,939    1.25%      (10.5%)
         2000           1.36         6,334    1.25%      (11.9%)
         1999           1.55         5,486    1.25%        7.9%
         1998           1.43         2,913    1.25%       23.3%
         1997           1.16           216    1.25%       18.0%
RST Growth Opportunities
June 30, 2002           1.32        15,604    1.25%      (18.4%)
         2001           1.61        18,378    1.25%       17.7%
         2000           1.36        12,837    1.25%       (7.3%)
         1999           1.48        11,660    1.25%        4.6%
         1998           1.41         9,445    1.25%        0.3%
         1997           1.41         1,505    1.25%       50.7%
        INVESCO:
Dynamics
June 30, 2002           1.63             2    1.25%      (25.1%)
         2001           2.18                  1.25%      (20.1%)
       5/1/01*          2.66
Financial Services
June 30, 2002           0.95            21    1.25%       (4.8%)
         2001           0.99             4    1.25%       (3.9%)
       5/1/01*          1.03
Health Sciences
June 30, 2002           0.92            56    1.25%      (15.8%)
         2001           1.10             1    1.25%        1.1%
       5/1/01*          1.08

*Commenced operations
The accompanying notes are an integral part of the financial statements.

                                          Expenses as a
                       Unit    Net Assets  % of Average   Total
                       Value     (000s)     Net Assets    Return
        INVESCO: (continued)
Technology
June 30, 2002   $       0.59    $       21    1.25%      (34.7%)
         2001           0.91             1    1.25%      (29.4%)
       5/1/01*          1.28
Energy
June 30, 2002           0.90            26    1.25%        3.2%
         2001           0.87                             (20.9%)
       5/1/01*          1.10
        Vanguard:
Short-Term Federal
June 30, 2002           1.46                  1.25%        4.2%
         2001           1.42             1    1.25%        3.9%
       5/1/01*          1.37
Explorer
June 30, 2002           1.95            76    1.25%      (13.4%)
         2001           2.25                               0.0%
       5/1/01*          2.25

*Commenced operations
The accompanying notes are an integral part of the financial statements.

4.      Cost of Investments
        The cost of investments at June 30, 2002, is:
        OneAmerica Funds:
        Value                     $       58,039,837
        Money Market                      30,113,008
        Investment Grade Bond             24,927,742
        Asset Director                    40,241,865
        Tactical Asset Allocation             22,322
        Conservative Investor                359,246
        Moderate Investor                    731,838
        Aggressive Investor                  707,140
        Fidelity:
        VIP High Income           $       24,880,361
        VIP Growth                       181,897,504
        VIP Overseas                      18,251,717
        VIP Asset Manager                110,802,681
        VIP Equity-Income                 27,654,730
        VIP Contrafund                    59,888,852
        State Street:
        Equity 500 Index          $      179,187,301
        American Century:
        VP Capital Appreciation   $       10,140,704
        Equity Income                        307,418
        Small Cap Value                      443,711
        VP Income & Growth                    40,296
        VP International Growth                9,160
        Ultra                                  5,638
        Select                                 6,380
        Alger:
        American Growth           $      115,798,082
        American Balanced                  2,560,556
        American Leveraged AllCap            609,496
        Calvert:
        Social Mid-Cap Growth     $        9,729,814
        T. Rowe Price:
        Equity Income             $       55,931,107
        PBHG:
        Growth II                 $        7,742,896
        Technology &
        Communications                     4,913,766
        Large Cap Value                      115,181
        Emerging Growth                           88
        Janus:
        Worldwide Growth          $       61,462,907
        Flexible Income                   10,172,340
        SAFECO:
        RST Equity                $        7,281,768
        RST Growth Opportunities          18,296,923
        INVESCO:
        Dynamics                  $           25,802
        Financial Services                    57,761
        Health Sciences                       23,253
        Technology                             2,504
        Energy                                25,558
        Vanguard:
        Short-Term Federal        $           18,149
        Explorer                              81,074

The accompanying notes are an integral part of the financial statements.

5.      Mutual Fund Shares
        Mutual fund shares owned at June 30, 2002:
        OneAmerica Funds:
        Value                              3,095,911
        Money Market                      30,115,594
        Investment Grade Bond              2,262,536
        Asset Director                     2,763,666
        Tactical Asset Allocation              1,974
        Conservative Investor                 35,987
        Moderate Investor                     74,685
        Aggressive Investor                   75,754
        Fidelity:
        VIP High Income                    3,070,212
        VIP Growth                         4,242,881
        VIP Overseas                       1,342,065
        VIP Asset Manager                  6,831,885
        VIP Equity-Income                  1,159,934
        VIP Contrafund                     2,606,365
        State Street:
        Equity 500 Index                  18,039,355
        American Century:
        VP Capital Appreciation              984,431
        Equity Income                         42,660
        Small Cap Value                       52,375
        VP Income & Growth                     1,534
        VP International Growth                1,180
        Ultra                                    215
        Select                                   181
        Alger:
        American Growth                    2,281,841
        American Balanced                    193,285
        American Leveraged AllCap             19,851
        Calvert:
        Social Mid-Cap Growth                402,225
        T. Rowe Price:
        Equity Income                      2,918,276
        PBHG:
        Growth II                            392,613
        Technology &
        Communications                     1,377,429
        Large Cap Value                        8,812
        Emerging Growth                            7
        Janus:
        Worldwide Growth                   1,778,849
        Flexible Income                      866,772
        SAFECO:
        RST Equity                           251,983
        RST Growth Opportunities             867,854
        INVESCO:
        Dynamics                               1,741
        Financial Services                     2,148
        Health Sciences                          499
        Technology                                87
        Energy                                 1,441
        Vanguard:
        Short-Term Federal                     1,721
        Explorer                               1,445

The accompanying notes are an integral part of the financial statements.

6.      Net Assets
        Net Assets at June 30, 2002, are:

                                                          OneAmerica Funds
                                                          Investment                 Tactical Asset
                                  Value     Money Market  Grade Bond  Asset Director   Allocation
Proceeds from units sold      $169,395,858 $540,225,162 $ 110,313,410 $   72,535,793 $      88,895
Cost of units redeemed        (136,000,118)(513,019,671)  (89,739,359)   (47,572,614)      (69,000)
Net investment income           17,229,897    2,907,518     4,064,835     11,453,008         7,328
Net realized gain (loss)         7,414,200                    288,857      3,825,677        (4,901)
Realized gain distributions
Unrealized appreciation
(depreciation)                     993,000                   (200,482)       806,869        (1,448)

                              $ 59,032,837 $ 30,113,008 $  24,727,260 $   41,048,734 $      20,874

                                            OneAmerica Funds                   Fidelity

                              Conservative   Moderate     Aggressive      VIP             VIP
                                Investor     Investor      Investor     High Income     Growth
Proceeds from units sold      $    579,321 $    885,163 $   1,323,876 $   62,256,122 $ 345,329,964
Cost of units redeemed            (246,973)    (202,170)     (653,317)   (40,779,965) (227,943,754)
Net investment income               32,789       48,443        32,103      8,942,443    41,263,545
Net realized gain (loss)            (5,891)         403         4,479     (5,538,240)   23,247,748
Realized gain distributions
Unrealized appreciation
(depreciation)                     (16,905)     (72,966)      (84,899)    (8,055,600)  (67,000,282)

                              $    342,341 $    658,872 $     622,241 $   16,824,760 $ 114,897,222

                                                    Fidelity                          State Street

                                   VIP          VIP          VIP            VIP          Equity
                                Overseas   Asset Manager Equity-Income  Contrafund      500 Index
Proceeds from units sold      $176,298,025 $175,140,903 $  50,523,771 $   83,960,050 $ 373,964,520
Cost of units redeemed        (159,076,611) (98,522,685)  (29,683,581)   (37,948,811) (200,357,282)
Net investment income            6,746,310   30,651,020     4,692,194      8,942,194     1,731,960
Net realized gain (loss)        (5,716,008)   3,533,443     1,576,311      4,935,420     3,848,103
Realized gain distributions                                   546,035
Unrealized appreciation
(depreciation)                    (227,780) (23,354,554)   (3,852,883)    (8,256,770)  (28,558,690)

                              $ 18,023,937 $ 87,448,127 $  23,801,847 $   51,632,082 $ 150,628,611


The accompanying notes are an integral part of the financial statements.

        Net Assets at June 30, 2002, are:

                                                          American Century
                               VP Capital                 Small Cap     VP Income &  VP International
                              Appreciation Equity Income    Value          Growth        Growth
Proceeds from units sold      $ 23,381,417 $    315,167 $     459,241 $       40,421 $       9,191
Cost of units redeemed         (14,380,127)      (7,839)      (15,318)                         (67)
Net investment income            3,102,186         (184)         (907)           (55)          (30)
Net realized gain (loss)        (1,962,772)         274           695             (3)
Realized gain distributions
Unrealized appreciation
(depreciation)                  (3,505,640)     (10,080)       (8,998)        (2,886)          (47)

                              $  6,635,064 $    297,339 $     434,713 $       37,411 $       9,113

                                   American Century                         Alger

                                                           American      American       American
                                  Ultra        Select       Growth       Balanced    Leveraged AllCap
Proceeds from units sold      $      8,852 $     12,018 $ 218,037,495 $    2,861,071 $     694,728
Cost of units redeemed              (3,180)      (5,590) (138,421,022)      (317,354)      (53,543)
Net investment income                  (20)         (30)   28,336,901         42,411          (334)
Net realized gain (loss)               (13)         (18)    7,844,708        (25,572)      (31,355)
Realized gain distributions
Unrealized appreciation
(depreciation)                        (422)        (599)  (47,342,842)      (273,993)     (108,659)

                              $      5,216 $      5,781 $  68,455,240 $    2,286,563 $     500,837

                                 Calvert   T.Rowe Price                     PBHG
                              Social Mid-Cap                           Technology &    Large Cap
                                 Growth    Equity Income   Growth II  Communications      Value
Proceeds from units sold      $139,151,510 $102,044,852 $  23,544,030 $   24,662,506 $     149,304
Cost of units redeemed        (128,962,646) (57,289,822)  (14,172,580)   (14,982,188)      (33,789)
Net investment income            2,287,810    8,289,996       (35,157)     2,343,705          (316)
Net realized gain (loss)        (2,746,861)   2,828,390    (1,593,397)    (7,110,257)          (18)
Realized gain distributions                      57,692
Unrealized appreciation
(depreciation)                  (1,468,103)  (2,409,922)   (4,064,116)    (2,351,748)       (9,523)

                              $  8,261,711 $ 53,521,186 $   3,678,781 $    2,562,018 $     105,658

The accompanying notes are an integral part of the financial statements.

                                  PBHG               Janus                         SAFECO
                                Emerging     Worldwide     Flexible                    RST Growth
                                 Growth       Growth        Income       RST Equity   Opportunities
Proceeds from units sold      $         88 $210,731,332 $  17,918,848 $   11,039,581 $  45,980,002
Cost of units redeemed                     (149,193,056)   (8,823,895)    (4,017,589)  (28,760,718)
Net investment income                         3,739,843     1,165,365        296,025     2,379,718
Net realized gain (loss)                     (3,815,212)      (87,978)       (36,249)   (1,360,479)
Realized gain distributions                                                                 58,400
Unrealized appreciation
(depreciation)                         (15) (17,489,760)       (5,100)    (2,133,748)   (2,692,903)

                              $         73 $ 43,973,147 $  10,167,240 $    5,148,021 $  15,604,020

                                                          INVESCO
                                             Financial
                                Dynamics     Services   Health Sciences Technology       Energy
Proceeds from units sold      $     25,897 $     57,687 $      23,351 $        2,525 $      25,570
Cost of units redeemed                 (13)          (4)          (40)           (21)
Net investment income                  (73)          82           (51)                         (12)
Net realized gain (loss)                (8)          (3)           (7)
Realized gain distributions
Unrealized appreciation
(depreciation)                      (4,910)      (1,680)       (1,872)          (643)          415

                              $     20,893 $     56,081 $      21,381 $        1,861 $      25,973


                                        Vanguard
                               Short-Term
                                 Federal     Explorer
Proceeds from units sold      $     18,110 $     81,407
Cost of units redeemed                             (172)
Net investment income                   38         (160)
Net realized gain (loss)                 1           (1)
Realized gain distributions
Unrealized appreciation
(depreciation)                          90       (5,183)

                              $     18,239 $     75,890

The accompanying notes are an integral part of the financial statements.`

FINANCIAL HIGHLIGHTS
The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized.This information pertains to year 2002 only. A zero ratio indicates no gross income has been received during the year.


         OneAmerica Funds:
Value                         0.0%
Money Market                  0.6%
Investment Grade Bond         0.0%
Asset Director                0.0%
Tactical Asset Allocation     0.0%
Conservative Investor         0.0%
Moderate Investor             0.0%
Aggressive Investor           0.0%
        Fidelity:
VIP High Income              10.6%
VIP Growth                    0.2%
VIP Overseas                  0.7%
VIP Asset Manager             3.8%
VIP Equity-Income             3.8%
VIP Contrafund                0.8%
        State Street:
Equity 500 Index              0.0%
        American Century:
VP Capital Appreciation       0.0%
Equity Income                 0.4%
Small Cap Value               0.0%
VP Income & Growth            0.1%
VP International Growth       0.0%
Ultra                         0.0%
Select                        0.0%
        Alger:
American Growth               0.0%
American Balanced             1.7%
American Leveraged AllCap     0.0%
        Calvert:
Social Mid-Cap Growth         0.0%
        T. Rowe Price:
Equity Income                 0.6%
        Janus:
Worldwide Growth              0.4%
Flexible Income               2.7%
        SAFECO:
RST Equity                    0.0%
RST Growth Opportunities      0.0%
        PBHG:
Growth II                     0.0%
Technology &
Communications                0.0%
Large Cap Value               0.0%
Emerging Growth               0.0%
        INVESCO:
Dynamics                      0.0%
Financial Services            0.0%
Health Sciences               0.0%
Technology                    0.0%
Energy                        0.0%
        Vanguard:
Short-Term Federal            0.9%
Explorer                      0.0%